Long-term borrowings	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Long-term borrowings
19	Long-term borrowings

Long-term borrowings (debts) as at December 31, 2020 and 2019 consist of the following:

	31/12/20	31/12/19
Six-month Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020	—	42
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021	3,920	4,601
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021	750	1,500
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022	—	428
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022	750	1,125
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023	1,025	1,191
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022	183	—
11.76% fixed long-term debt with final payment due October 2023	314	—
2.3% fixed long-term debt with final payment due January 2026	5,562	6,075
No interest rate long-term debt with final payment due September 2027	378	—
0.21% fixed long-term debt with final payment due December 2030	3,257	3,105
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035	287	345
Total long-term borrowings	16,426	18,412
Less current installments	(7,124)	(4,321)
Long-term borrowings, excluding current installments	9,302	14,091

In 2015, one of the Italian subsidiaries incurred long-term debt for a 200 nominal amount with installments payable on a monthly basis and with final payment due December 2020. The interest rate was based on the six-month Euribor (360) plus a 2.9% spread. This loan was guaranteed by a mortgage on some Italian properties for a total amount of 300. As at December 31, 2020, such loan has been fully repaid.

A loan of nominal 10,000 was incurred in 2015 by the Romanian subsidiary. The loan was payable on a monthly basis starting from August 2015. In August 2017 and July 2019, the subsidiary negotiated a rescheduling of the loan’s repayment with the bank. In particular, the loan, remaining at year-end in the amount of 3,920 is due by August 2021, and the new amortization schedule provides for monthly installments and a lump sum repayment of 3,194, due on maturity. The variable interest rate is six-month Euribor (360) plus a 2.5% spread. The loan is guaranteed by a mortgage on the Romanian plant for an amount of 16,628, and is subject to the following covenants: (a) cash receipts >= 60% turnover; (b) earnings before interest, taxes, depreciation and amortization (EBITDA) >= 4.5%; (c) net debt/EBITDA <= 3; (d) debt service cover ratio >= 1.35.

In 2015 the Company incurred long-term debt for nominal amount of 5,000 with installments payable on a quarterly basis and with final payment due in September 2021. This long-term debt, of which 750 remains at year-end, provides for variable interest installments determined based on the three-month Euribor (360) plus a 4% spread. This loan is guaranteed by mortgage on the properties located in Matera and Altamura (Italy) for a total amount of 10,000, and is subject to financial covenants, which are measured at year-end as follows: (a) net financial position/earnings before interest, taxes, depreciation and amortization (EBITDA) <= 2.0; (b) net financial position/equity <= 0.25.

In 2017, one of the Italian subsidiaries incurred long-term debt for a 1,000 nominal amount, with installments payable on a monthly basis and with final payment due August 2022. This long-term debt provides for variable interest installments determined based on the three-month Euribor (360) plus a 2.2% spread. As at December 31, 2020, the remaining carrying amount of 344 has been reclassified to the caption “liabilities directly related to assets held for sale” (see note 7).

In January 2017, the Company incurred long-term debt for a 2,500 nominal amount with installments payable on a quarterly basis and with final payment due June 2022. This long-term debt, of which 750 remains at year-end, provides for variable interest installments determined based on the three-month Euribor (360) plus a 3.5% spread, and is subject to financial covenants, which are measured at year-end as follows: (a) net financial position/earnings before interest, taxes, depreciation and amortization (EBITDA) <= 2.0; (b) net financial position/equity <= 0.25.

In November 2017, the Company incurred long-term debt for a 2,000 nominal amount with installments payable on a monthly basis and with final payment due June 2023. This long-term debt, of which 1,025 remains at year-end, provides for variable interest installments determined based on the three-month Euribor (360) plus a 1.9% spread.

In July 2017, the Company incurred long-term debt for a 7,000 nominal amount with installments payable on a monthly basis, fixed interest rate of 2.3% and with final payment due January 2026. This long-term fixed-rate debt, of which 5,562 remains at year-end, is assisted by a mortgage on the properties located in Matera (Italy) for an amount of 14,000.

In 2018, the Romanian subsidiary obtained a long-term debt from a financial institution, amounting to 206. Such loan has installments repayable on a monthly basis starting from October 2020 and ending in December 2022. This long-term debt, of which 183 remains at year-end, provides for variable interest installments determined based on the six-month Euribor (360) plus a 2.75% spread.

In December 2019, the Company incurred long-term debt for a 4,181 nominal amount with installments payable on semi-annual basis, fixed interest rate of 0.21% and with final payment due December 2030. This long-term debt, of which 3,257 remains at year-end, is guaranteed by a mortgage on the properties located in Ginosa, Laterza and Santeramo in Colle (Italy) for a total amount of 13,936.

In December 2019, one of the Italian subsidiaries incurred long-term debt for a 435 nominal amount with installments payable on semi-annual basis and with final payment due January 2035. This long-term debt, of which 287 remains at year-end, provides for variable interest installments determined based on the 80% of six-month Euribor (360) plus 0.95% spread. Such loan is guaranteed by a mortgage on the properties located in Pozzuolo del Friuli (Italy) for a total amount of 3,000.

In March 2020, the Swiss subsidiary obtained a long-term loan from a financial institution, amounting to 378. This loan has been obtained as part of the COVID-19 measures to support business approved by the Swiss government. Such loan has installments repayable on a six-month basis starting from 2022 and ending in September 2027. This long-term debt, of which 378 remains at year-end, has no interest rate.

In May 2020, the Brazilian subsidiary obtained a long-term loan from a financial institution, amounting to 314. This loan has been obtained as part of the COVID-19 measures to support business approved by the Brazilian government. Such loan has installments repayable on a monthly basis starting from 2020, after the six-month interest-only period, and ending in October 2023. This long-term debt, of which 314 remains at year-end, provides for variable installments determined based on 11.76% interest rate.

During 2020 and 2019, the Company made all installment payments related to the aforementioned long-term borrowings.

Interest expense related to long-term borrowings for the years ended December 31, 2020, 2019 and 2018 is 405, 454 and 636, respectively. Interest due is paid with the related installment.